Loss per share (Tables)	6 Months Ended
Jun. 30, 2023
Loss per share [abstract]
Summary Of Loss Per Share

	Six months ended June 30, 2023 £’000	Six months ended June 30, 2022 £’000

Numerator – Basic loss per share (£’000)
Loss attributable to equity holders of the parent	(11,030)	(19,158)
Denominator – Basic loss per share
Weighted average number of ordinary shares	627,087,752	583,892,445
Loss per share – basic (£)	(0.02)	(0.03)
Numerator – Diluted loss per share (£’000):
Loss attributable to equity holders of the parent	(11,030)	(19,158)
Effect of dilutive ordinary shares	—	—
Numerator – Diluted loss per share	(11,030)	(19,158)
Denominator – Diluted loss per share:
Number of ordinary shares used for basic loss per share	627,087,752	583,892,445
Weighted average effect of dilutive ordinary shares	—	—
Weighted average number of diluted ordinary shares outstanding	627,087,752	583,892,445
Loss per share – diluted (£)	(0.02)	(0.03)